Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ (12)	$ (416)	$ (568)	$ (132)	$ 29
Financial settlement (Inflows)/ Outflows	(83)	(226)	(74)	(490)	(229)
Amount of gain or (loss) recognized in OCI	15	(112)	149	(88)	295
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(51)	(459)	(612)	(263)	(32)
Financial settlement (Inflows)/ Outflows	(35)	(185)	(22)	(352)	(182)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(55)	(407)	(685)	(255)	(121)
Financial settlement (Inflows)/ Outflows	(29)	(180)	(63)	(338)	(223)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows			1		3
Non-designated | Foreign exchange and interest rate risk | Swap NDF
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(1)		(1)
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	(36)	(59)	(9)	(6)
Financial settlement (Inflows)/ Outflows			1	4	1
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(4)	(16)	(21)	(8)	(13)
Financial settlement (Inflows)/ Outflows	(6)	(5)		(15)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			164		117
Financial settlement (Inflows)/ Outflows			31		31
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(10)		(8)
Financial settlement (Inflows)/ Outflows			8		8
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows					(2)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)				9
Financial settlement (Inflows)/ Outflows				(3)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(6)	8	10	(1)	84
Financial settlement (Inflows)/ Outflows	(3)	(5)	(18)	(6)	(50)
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(7)	8	8	(2)	33
Financial settlement (Inflows)/ Outflows	(2)	(5)	(5)	1	(25)
Non-designated | Commodities price risk | Purchase program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1		1
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					15
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows					7
Non-designated | Commodities price risk | Bunker Oil
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1		1	1	35
Financial settlement (Inflows)/ Outflows	(1)		(13)	(5)	(36)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(7)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(7)
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	45	35	34	132	(16)
Financial settlement (Inflows)/ Outflows	(45)	(36)	(34)	(132)	3
Amount of gain or (loss) recognized in OCI	15	(112)	149	(88)	295
Designated | Aluminium
Effects of derivatives
Amount of gain or (loss) recognized in OCI					4
Designated | Bunker Oil
Effects of derivatives
Amount of gain or (loss) recognized in OCI	19	(14)		5
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	45	35	15	132	(35)
Financial settlement (Inflows)/ Outflows	(44)	(36)	(15)	(131)	35
Amount of gain or (loss) recognized in OCI	(51)	(21)	198	(115)	326
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			19		19
Financial settlement (Inflows)/ Outflows	(1)		(19)	(1)	(32)
Amount of gain or (loss) recognized in OCI	$ 47	$ (77)	$ (49)	$ (22)	$ (35)